Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total (losses)	397,789	303,068	47,286
JA MEMC
Assets:
Other-than-temporary impairment charge	(38,000)
Carrying amount | JA MEMC
Assets:
Investment in a joint venture	50,910
Fair value, measurements, non-recurring
Assets:
Total (losses)	397,789	303,068
Other-than-temporary impairment charge	(38,000)
Fair value, measurements, non-recurring | Balance at the end of the period
Assets:
Long-lived assets	515,854	736,486
Investment in a joint venture	50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3)
Assets:
Long-lived assets	515,854	736,486
Investment in a joint venture	50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3) | Carrying amount
Assets:
Long-lived assets	913,643	1,039,554